As Filed with the United States Securities and Exchange Commission on August 3, 2020.
1933 Act Registration No. 333-36074
1940 Act Registration No. 811-09913

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 135	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 136	☒

AIM COUNSELOR SERIES TRUST (INVESCO COUNSELOR SERIES TRUST)
(Exact Name of Registrant as Specified in Charter)

11 Greenway Plaza, Suite 1000, Houston, TX 77046-1173
(Address of Principal Executive Office)
Registrant’s Telephone Number, including Area Code: (713) 626-1919
Jeffrey H. Kupor, Esquire
11 Greenway Plaza, Suite 1000, Houston, TX 77046
(Address of Principal Executive Office)

Copy to:
Joseph C. Benedetti, Esquire Invesco Advisers, Inc. 11 Greenway Plaza, Suite 1000 Houston, Texas 77046-1173	Matthew R. DiClemente, Esquire Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, Pennsylvania 19103-7018

Approximate Date of Proposed Public Offering:    As soon as practicable after the effective date of this Amendment.
It is proposed that this filing will become effective (check appropriate box)
__	immediately upon filing pursuant to paragraph (b)
X	on August 18, 2020 pursuant to paragraph (b)
__	60 days after filing pursuant to paragraph (a)
__	on (date) pursuant to paragraph (a)
__	75 days after filing pursuant to paragraph (a)(2)
__	on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
X	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
This post-effective amendment relates only to the Invesco Floating Rate Fund series of the Registrant (the “Fund”) as described in the Explanatory Note below. No information relating to the Registrant’s other series is amended or superseded hereby.

Explanatory Note

Post-Effective Amendment No. 132 to the Registrant’s Registration Statement under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 133 under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) (“PEA No. 132”), was filed with the U.S. Securities and Exchange Commission via the EDGAR system pursuant to Rule 485(a)(1) under the Securities Act on June 5, 2020, EDGAR Accession No. 0001193125-20-162277, relating to the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of Invesco Floating Rate Fund to be renamed “Invesco Floating Rate ESG Fund” (the “Fund”).

Pursuant to Rule 485(b)(1)(iii) under the Securities Act, this Post-Effective Amendment No. 135 to the Registrant’s Registration Statement under the Securities Act (Amendment No. 136 under the Investment Company Act) (“PEA No. 135”) is being filed solely for the purpose of designating August 18, 2020, as the new effective date for PEA No. 132.

The Prospectus and Statement of Additional Information for the Fund’s Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares and the Part C included in PEA No. 132 are incorporated by reference into this PEA No. 135.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the city of Houston, Texas, on the 3rd day of August, 2020.
AIM COUNSELOR SERIES TRUST (INVESCO COUNSELOR SERIES TRUST)
By:	/s/ Sheri Morris
Sheri Morris
Title:	President
Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.
SIGNATURE	TITLE	DATE
/s/ Sheri Morris	President & Treasurer (Principal Executive Officer)	August 3, 2020
(Sheri Morris)
/s/ David C. Arch*	Trustee	August 3, 2020
(David C. Arch)
/s/ Beth Ann Brown***	Trustee	August 3, 2020
(Beth Ann Brown)
/s/ Bruce L. Crockett*	Chair and Trustee	August 3, 2020
(Bruce L. Crockett)
/s/ Jack M. Fields*	Trustee	August 3, 2020
(Jack M. Fields)
/s/ Martin L. Flanagan*	Vice Chair and Trustee	August 3, 2020
(Martin L. Flanagan)
/s/ Cynthia Hostetler*	Trustee	August 3, 2020
(Cynthia Hostetler)
/s/ Eli Jones*	Trustee	August 3, 2020
(Eli Jones)
/s/ Elizabeth Krentzman***	Trustee	August 3, 2020
(Elizabeth Krentzman)
/s/ Anthony J. LaCava, Jr.**	Trustee	August 3, 2020
(Anthony J. LaCava, Jr.)
/s/ Prema Mathai-Davis*	Trustee	August 3, 2020
(Prema Mathai-Davis)
/s/ Joel W. Motley***	Trustee	August 3, 2020
(Joel W. Motley)
/s/ Teresa M. Ressel*	Trustee	August 3, 2020
(Teresa M. Ressel)
/s/ Ann Barnett Stern*	Trustee	August 3, 2020
(Ann Barnett Stern)
/s/ Robert C. Troccoli*	Trustee	August 3, 2020

SIGNATURE	TITLE	DATE
(Robert C. Troccoli)
/s/ Daniel S. Vandivort***	Trustee	August 3, 2020
(Daniel S. Vandivort)
/s/ James D. Vaughn***	Trustee	August 3, 2020
(James D. Vaughn)
/s/ Christopher L. Wilson*	Trustee	August 3, 2020
(Christopher L. Wilson)
/s/ Kelli Gallegos	Vice President & Assistant Treasurer (Principal Financial Officer)	August 3, 2020
Kelli Gallegos
/s/ Sheri Morris		August 3, 2020
Sheri Morris
Attorney-In-Fact
*Sheri Morris, pursuant to powers of attorney dated March 28, 2018, filed in the Registrant’s Post-Effective Amendment No. 120 on August 27, 2019.
**Sheri Morris, pursuant to power of attorney dated March 1, 2019, filed in the Registrant’s Post-Effective Amendment No. 120 on August 27, 2019.
***Sheri Morris, pursuant to powers of attorney dated June 10, 2019, filed in the Registrant’s Post-Effective Amendment No. 120 on August 27, 2019.